Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 336,177
Ending balance	128,166	$ 336,177
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	630,691	594,206
Effect of foreign currency exchange differences	(406)	1,916
Increases	57,078	34,569
Transfers	(212,528)
Ending balance	474,835	630,691
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(294,514)	(248,572)
Effect of foreign currency exchange differences	326	(1,287)
Amortization	(52,481)	(44,655)
Ending balance	(346,669)	(294,514)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	123,649
Ending balance	128,166	123,649
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	418,163	381,678
Effect of foreign currency exchange differences	(406)	1,916
Increases	57,078	34,569
Ending balance	474,835	418,163
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(294,514)	(248,572)
Effect of foreign currency exchange differences	326	(1,287)
Amortization	(52,481)	(44,655)
Ending balance	(346,669)	(294,514)
Mining exploitation rights | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	212,528	212,528
Transfers	$ (212,528)
Ending balance		$ 212,528